Note 16 - Equity Method Investments - Information on the Groups Share in Associates and Joint Ventures individually immaterial (Detail: Text Values) € in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Information on the Groups Share in Associates and Joint Ventures individually immaterial [Abstract]
Number of associates Deutsche Bank Group holds interests	59,000,000	60,000,000
Number of jointly controlled entities Deutsche Bank Group holds interests	10,000,000	11,000,000
Investment in Huarong Rongde Asset Management Company Ltd
Dividends received	€ 0	€ 9
Impairment	97	0
Investment in Harvest Fund Management Co., LTD
Dividends received	€ 68	21
Impairment		0
Extraordinary dividend receivable		€ 6